Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of provisions [text block] [Abstract]
Schedule of provisions
	Workers’ profit-sharing	Long-term incentive plan	Quarry Rehabilitation provision	Provision of legal contingencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
At January 1, 2019	14,341	36,000	1,489	1,222	53,052
Additions, note 23	15,169	6,523	-	693	22,385
Unwinding of discounts, note 26	-	118	340	-	458
Payments and advances	(15,607)	(34,127)	-	-	(49,734)

At December 31, 2019	13,903	8,514	1,829	1,915	26,161

Current portion	13,903	2,700	-	1,915	18,518
Non-current portion	-	5,814	1,829	-	7,643

	13,903	8,514	1,829	1,915	26,161

At January 1, 2020	13,903	8,514	1,829	1,915	26,161
Additions, note 23	9,513	5,759	7,775	1,175	24,222
Exchange difference	-	-	728	-	728
Unwinding of discounts, note 26	-	343	84	-	427
Payments and advances	(14,036)	(2,526)	(255)	-	(16,817)

At December 31, 2020	9,380	12,090	10,161	3,090	34,721

Current portion	9,380	-	-	-	9,380
Non-current portion	-	12,090	10,161	3,090	25,341

	9,380	12,090	10,161	3,090	34,721